Note 10 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Derivatives not designated as hedging instruments, gain (loss)	$ 1,475,799	$ (5,314,405)
Not Designated as Hedging Instrument [Member]
Derivatives not designated as hedging instruments, gain (loss)	1,475,799	(5,314,405)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Unrealized Loss [Member]
Derivatives not designated as hedging instruments, gain (loss)	1,186,478	282,009
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Derivatives not designated as hedging instruments, gain (loss)	(193,349)	(147,164)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Unrealized Gain (Loss) [Member]
Derivatives not designated as hedging instruments, gain (loss)	$ 482,670	(4,130,661)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
Derivatives not designated as hedging instruments, gain (loss)		$ (1,318,589)